Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill
Goodwill, beginning of period	$ 293,153	$ 291,503
Additions	8,215	1,650
Goodwill, end of period	301,368	293,153
Core Deposit and Other Intangibles
Intangible assets, beginning of period	5,529	5,486
Additions	6,595	1,720
Amortization	(2,206)	(1,677)
Intangible assets, end of period	9,918	5,529
Total
Goodwill and intangible assets, beginning of period	298,682	296,989
Additions	14,810	3,370
Amortization	(2,206)	(1,677)
Goodwill and intangible assets, end of period	311,286	298,682
Other assets	(196,494)	$ (185,826)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	2,033
2020	1,990
2021	1,140
2022	804
2023	775
Restatement Adjustment | Acquisition of Businesses in Prior Years
Goodwill
Goodwill, end of period	7,135
Core Deposit and Other Intangibles
Amortization	(1,500)
Intangible assets, end of period	5,106
Total
Amortization	(1,500)
Other assets	$ 12,241